Trade and Other payables (Details 1) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Trade and Other payables
Opening provision	$ 1,072	$ 250
Warranty expenses during the year	(509)	(672)
Additional provision during the year	534	1,494
Closing balance	$ 1,097	$ 1,072